CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 446	$ 516
Accounts receivable (net of allowances for doubtful accounts of $7 and $4 as of June 30, 2022 and December 31, 2021, respectively)	688	381
Due from affiliates	33	18
Prepaid expenses and other current assets	117	137
Total current assets	1,284	1,052
Property and equipment, net	210	216
Equity Method Investments	14	17
Goodwill	1,312	1,358
Other intangible assets, net	682	746
Operating lease right-of-use assets	48	59
Deferred tax assets	267	282
Other non-current assets	34	41
Total assets	3,851	3,771
Current liabilities:
Accounts payable	274	137
Due to affiliates	40	41
Accrued expenses and other current liabilities	441	519
Current portion of operating lease liabilities	19	21
Current portion of long-term debt	3	3
Total current liabilities	777	721
Long-term debt, net of unamortized debt discount and debt issuance costs	1,218	1,020
Deferred tax liabilities	115	119
Pension liabilities	280	333
Long-term operating lease liabilities	49	61
Earnouts and warrants derivative liabilities	121
Other non-current liabilities	25	23
Total liabilities	2,585	2,277
Commitments and Contingencies (see note 12)
Preferred shares (par value €0.00001; 3,000,000 shares authorized; 1,500,000 shares issued and outstanding as of December 31, 2021)		160
Stockholders' equity:
Additional paid-in capital	244	2,560
Accumulated deficit	(128)	(1,065)
Accumulated other comprehensive loss	(30)	(162)
Total equity of the Company's stockholders	86	1,333
Equity attributable to noncontrolling interest in subsidiaries	1,180	1
Total stockholders' equity	1,266	1,334
Total liabilities, preferred shares, and stockholders' equity	3,851	3,771
Voting ordinary shares
Stockholders' equity:
Shares
Non-Voting ordinary shares
Stockholders' equity:
Shares
Profit Shares
Stockholders' equity:
Shares
Class A common stock
Stockholders' equity:
Shares
Class B common stock
Stockholders' equity:
Shares